INCOME TAXES - Deferred tax assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrecognized Deferred Tax Assets
Deferred tax assets	$ 0
Unrecognized deferred tax assets	76,611,694	$ 69,490,292	$ 62,313,461
Investment tax credits
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	1,951,937	2,525,545	3,108,576
Loss carry forwards	2,416,825
Capital assets
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	118,033	182,385	500,445
Share issue expenses
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	1,094,158	1,198,653	1,774,820
Non-capital loss carry forwards
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	73,415,224	65,556,024	56,627,473
Foreign exchange
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets		5,453	5,500
Research and development expenditures
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets			265,260
Deferred compensation
Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets	32,342	$ 22,232	$ 31,387
Unused loss carryforwards
Unrecognized Deferred Tax Assets
Loss carry forwards	$ 265,133,097